Subsequent Events (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Feb. 28, 2021 USD ($)	Jan. 04, 2021 USD ($)	Sep. 04, 2017 shares
Subsequent Events (Details) [Line Items]
Convertible promissory notes			$ 64,343
Interest rate									6.00%
Convertible promissory notes								$ 32,500
Proceeds from bank loans			$ 26,603	$ 9,473	$ 17,308	$ 17,735	$ 62,432
Aggregate of shares (in Shares) | shares			617,880		617,880	617,880				2,600
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible promissory notes									$ 57,500
Convertible promissory notes		$ 25,000
Acquisition of building cost		$ 18,300
Proceeds from bank loans			$ 9,921
Net proceeds	$ 708,400
Proceeds from convertible notes	$ 57,500
Aggregate of shares (in Shares) | shares	210,000,000
Exchange ratio	160.3
Ownership interest	69.90%
PRC [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate			5.00%
PRC [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest rate			6.00%